Consolidated Statements of Changes in Shareholders' Equity - CAD ($) $ in Thousands	Total	Share Capital	Warrants	Contributed Surplus	Convertible Notes-Equity Components	Contingent Consideration	Accumulated Deficit	Accumulated Other Comprehensive income	Non-controlling interests [member]
Beginning balance at Dec. 31, 2018	$ (7,908)	$ 65,133	$ 3,108	$ 9,493	$ 3,232		$ (88,874)
Net (loss) earnings	(271,629)						(271,464)		$ (165)
Other comprehensive income	6,866							$ 6,866
Share issuances	198,378	198,378
Shares issued to related parties	69,293	63,460	5,833
Share issuance costs	(12,770)	(12,770)
Business acquisitions	47,007	39,849				$ 2,279			4,879
Convertible debt - conversions	117,025	113,526	6,731		(3,232)
Warrants reclassified from liability	16,091		16,091
Warrants exercised	17,950	21,882	(3,932)
Share-based compensation	39,524	2,515		37,009
Employee warrants exercised	1,371	17,681		(16,310)
Ending balance at Dec. 31, 2019	221,198	509,654	27,831	30,192		2,279	(360,338)	6,866	4,714
Net (loss) earnings	(239,944)						(233,246)		(6,698)
Other comprehensive income	600							600
Share issuances	176,931	176,931
Share issuance costs	(5,593)	(5,593)
Business acquisitions		0
Convertible debt - conversions	63,002	63,002
Warrants exercised		0
Derivative warrants exercised	55,912	55,912
Warrants issued	306		306
Warrants expired			(21,999)	21,999
Dispositions	(10,457)	(38,447)					35,456	(7,466)
Share-based compensation	7,740	52		7,688
Employee warrants exercised		535		(535)
Ending balance at Dec. 31, 2020	269,695	762,046	6,138	59,344		2,279	(558,128)		(1,984)
Net (loss) earnings	(230,182)	0	0	0	0	0	(230,382)	0	200
Other comprehensive income	7,607	0	0	0	0	0	0	7,607	0
Loss of control of subsidiary	2,013	0	0	0	0	0	0	0	2,013
Share issuances	977,425	977,425	0	0	0	0	0	0	0
Share issuance costs	(16,371)	(16,371)	0	0	0	0	0	0	0
Business acquisitions	27,987	26,216	1,771	0	0	0	0	0	0
Convertible debenture settlement	2,671	2,671	0	0	0	0	0	0	0
Convertible debt - conversions		2,671
Warrants exercised	0	178	(178)	0	0	0	0	0	0
Derivative warrants exercised	277,136	277,136	0	0	0	0	0	0	0
Warrants issued	361	0	361	0	0	0	0	0	0
Dispositions		0
Share-based compensation	12,723	8	0	12,715	0	0	0	0	0
Employee warrants exercised	201	6,395	0	(6,194)	0	0	0	0	0
Modification of equity-settled plan	(5,131)	0	0	(5,131)	0	0	0	0	0
Ending balance at Dec. 31, 2021	$ 1,326,135	$ 2,035,704	$ 8,092	$ 60,734	$ 0	$ 2,279	$ (788,510)	$ 7,607	$ 229